Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Oregon Intermediate Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,698		$ 10,175	$ 10,136	$ 10,136	$ 10,738	$ 11,223	$ 11,378	$ 10,714	$ 10,723	$ 11,000	$ 11,090
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,518	10,504	10,530	11,183	11,718	11,909	11,242	11,280	11,600	11,724
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,524	10,505	10,535	11,202	11,731	11,927	11,262	11,302	11,626	11,754
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,518	10,506	10,533	11,204	11,748	11,950	11,292	11,329	11,669	11,804
Columbia Oregon Intermediate Municipal Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,518	10,504	10,530	11,183	11,718	11,909	11,242	11,280	11,600	11,724
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,694	10,722	10,828	11,619	12,242	12,645	11,769	11,878	12,323	12,322
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,611	$ 10,657	$ 10,716	$ 11,470	$ 12,053	$ 12,366	$ 11,676	$ 11,788	$ 12,158	$ 12,384